Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,171,430.10
Previously Paid Amount
Total Fee Amount	1,128.48
Total Offset Amount
Net Fee	$ 1,128.48